Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015. The amounts presented below for Cash equivalents and Assets and Liabilities held in separate accounts differ from the amounts presented in the balance sheet because only certain investments, or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2016
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States government and government agencies and authorities	$831	$—		$831		$—
State, municipalities and political subdivisions	6,757	—		6,757		—
Foreign governments	369	—		369		—
Residential mortgage-backed	3,623	—		3,623		—
U.S. Corporate	19,632	—		18,707		925
Foreign Corporate	4,436	—		4,436		—
Equity securities:
Non-redeemable preferred stocks	226	—		226		—
Short-term investments	9,675	2,460	(b)	7,215	(c)	—
Cash equivalents	25,145	25,145	(b)	—		—
Assets held in separate accounts	10,764	7,097	(a)	3,667	(c)	—
Total financial assets	$81,458	$34,702		$45,831		$925
Financial Liabilities
Liabilities related to separate accounts	$10,764	$7,097	(a)	$3,667	(c)	$—

	December 31, 2015
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States government and government agencies and authorities	$813	$—		$813		$—
State, municipalities and political subdivisions	25,674	—		25,674		—
Foreign governments	369	—		369		—
Commercial mortgage-backed	391	—		391		—
Residential mortgage-backed	7,272	—		7,272		—
U.S. Corporate	44,108	—		43,088		1,020
Foreign Corporate	7,121	—		7,121		—
Equity securities:
Non-redeemable preferred stocks	7,419	—		7,419		—
Short-term investments	10,498	10,498	(b)	—		—
Cash equivalents	702	702	(b)	—		—
Assets held in separate accounts	11,259	7,097	(a)	4,162	(c)	—
Total financial assets	$115,626	$18,297		$96,309		$1,020
Financial Liabilities
Liabilities related to separate accounts	$11,259	$7,097	(a)	$4,162	(c)	$—
a.  Mainly includes mutual funds.
b.  Mainly includes money market funds.
c.  Mainly includes fixed maturity securities.

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value	The Level 3 financial assets carried at fair value approximated $1 million during the years ended December 31, 2016 and 2015 and had minimal activity.
Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheet:

	December 31, 2016
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$5,469	$6,268	$—	$—	$6,268
Funds withheld under reinsurance	176	176	176	—	—
Total financial liabilities	$5,645	$6,444	$176	$—	$6,268

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$15,311	$16,217	$—	$—	$16,217
Other	244	244	244	—	—
Total financial assets	$15,555	$16,461	$244	$—	$16,217
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$4,899	$5,389	$—	$—	$5,389
Funds withheld under reinsurance	190	190	190	—	—
Total financial liabilities	$5,089	$5,579	$190	$—	$5,389
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.